LOANS - Corporate Loan Delinquency (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loans receivable
Loans, net of unearned income	$ 644,635,000,000	$ 665,472,000,000
Loans at fair value	5,901,000,000	5,029,000,000
Purchased distressed loans	421,000,000	703,000,000	537,000,000
Corporate
Loans receivable
Loans sold and/or reclassified to held-for-sale	4,800,000,000	5,800,000,000
Number of days past due, non-accrual status	90 days	90 days
Number of days past due for reversal of accrued interest and charging to earnings	90 days	90 days
Loans, equal to 30- 89 days past due and accruing	187,000,000	311,000,000
Loans, greater than or equal to 90 days past due and accruing	1,000,000	66,000,000
Loans, total Past due and accruing	188,000,000	377,000,000
Loans, total non-accrual	1,183,000,000	1,908,000,000
Loans, total current	267,385,000,000	265,167,000,000
Loans, net of unearned income	274,665,000,000	271,641,000,000
Loans at fair value	5,858,000,000	4,072,000,000
Purchased distressed loans	51,000,000	117,000,000
Loans less than this number of days past due are considered current	30 days	30 days
Corporate | Commercial and industrial
Loans receivable
Loans, equal to 30- 89 days past due and accruing	50,000,000	72,000,000
Loans, greater than or equal to 90 days past due and accruing	0	5,000,000
Loans, total Past due and accruing	50,000,000	77,000,000
Loans, total non-accrual	575,000,000	769,000,000
Loans, total current	109,764,000,000	112,985,000,000
Loans, net of unearned income	110,389,000,000	113,831,000,000
Corporate | Financial institutions
Loans receivable
Loans, equal to 30- 89 days past due and accruing	2,000,000	0
Loans, greater than or equal to 90 days past due and accruing	0	0
Loans, total Past due and accruing	2,000,000	0
Loans, total non-accrual	250,000,000	365,000,000
Loans, total current	67,580,000,000	61,704,000,000
Loans, net of unearned income	67,832,000,000	62,069,000,000
Corporate | Mortgage and real estate
Loans receivable
Loans, equal to 30- 89 days past due and accruing	86,000,000	183,000,000
Loans, greater than or equal to 90 days past due and accruing	0	58,000,000
Loans, total Past due and accruing	86,000,000	241,000,000
Loans, total non-accrual	252,000,000	515,000,000
Loans, total current	38,135,000,000	34,027,000,000
Loans, net of unearned income	38,473,000,000	34,783,000,000
Corporate | Leases
Loans receivable
Loans, equal to 30- 89 days past due and accruing	0	9,000,000
Loans, greater than or equal to 90 days past due and accruing	0	1,000,000
Loans, total Past due and accruing	0	10,000,000
Loans, total non-accrual	51,000,000	189,000,000
Loans, total current	2,062,000,000	1,975,000,000
Loans, net of unearned income	2,113,000,000	2,174,000,000
Corporate | Other
Loans receivable
Loans, equal to 30- 89 days past due and accruing	49,000,000	47,000,000
Loans, greater than or equal to 90 days past due and accruing	1,000,000	2,000,000
Loans, total Past due and accruing	50,000,000	49,000,000
Loans, total non-accrual	55,000,000	70,000,000
Loans, total current	49,844,000,000	54,476,000,000
Loans, net of unearned income	$ 49,949,000,000	$ 54,595,000,000